CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
CAPITAL RISK MANAGEMENT
18. SHAREHOLDERS' EQUITY

The Company is authorized to issue an unlimited number of common shares without par value.

(a)	SHARE CAPITAL

As at December 31, 2019, the Company had 209,624,480 common shares outstanding (December 31, 2018 - 209,822,819).

Share capital issuances

–
During the year ended December 31, 2019, the Company issued an aggregate of 670,767 common shares upon the exercise of 670,767 stock options for $3,855 (year ended December 31, 2018 - the Company issued an aggregate of 517,935 common shares upon the exercise of 517,935 stock options for $3,591).

Repurchases

2019

–
On April 5, 2019, the Company purchased 199,900 common shares for $6,187 (C$8,275) pursuant to the Normal Course Issuer Bid ("NCIB"). All of the shares have been legally canceled as of December 31, 2019.

–
On May 17, 2019, the Company purchased 199,900 common shares for $6,623 (C$8,859) pursuant to the NCIB which was renewed on the TSX on May 22, 2019. All of the shares have been legally canceled as of December 31, 2019.

–	On November 29, 2019, the Company purchased 206,700 common shares for $8,141 (C$10,742) pursuant to the NCIB. All of the shares have been legally canceled as of December 31, 2019.

–	On December 6, 2019, the Company purchased 520,500 common shares for $21,824 (C$28,799) pursuant to the NCIB. All of the shares have been legally canceled as of December 31, 2019.

2018

–	On April 6, 2018, the Company purchased 69,400 shares for $1,039 (C$1,342) pursuant to the NCIB. All of the shares have been legally canceled as of December 31, 2018.

–
During the three months ended September 30, 2018, the Company purchased 1,570,600 shares for $29,772 (C$38,912) pursuant to the NCIB. All of the shares have been legally canceled as of December 31, 2018.

Dividends

2019

Dividend declaration date	Dividend paid date	Per share	Paid USD	Paid CAD	Reduction in retained earnings
December 11, 2018	January 11, 2019	C$0.04	$6,328	C$8,393	$—
March 15, 2019	April 12, 2019	C$0.04	$6,326	C$8,410	$6,326
May 7, 2019	July 12, 2019	$0.04	$8,408	$—	$8,408
September 11, 2019	October 11, 2019	$0.04	$8,408	$—	$8,408
December 16, 2019	January 13, 2020	$0.06	$—	$—	$12,577
Total			$29,470		$35,719

2018

Dividend declaration date	Dividend paid date	Per share	Paid USD	Paid CAD	Reduction in retained earnings
December 15, 2017	January 15, 2018	C$0.02	$3,351	C$4,219	$—
March 28, 2018	April 13, 2018	C$0.02	$3,340	C$4,224	$3,340
June 18, 2018	July 13, 2018	C$0.03	$4,811	C$6,337	$4,908
September 17, 2018	October 12, 2018	C$0.03	$4,827	C$6,290	$4,812
December 11, 2018	January 11, 2019	C$0.04	$—	$—	$6,177
Total			$16,329		$19,237

(b)	RESERVES

(i)	Share based payment compensation plans

In addition to the DSU and phantom share unit liabilities disclosed in note 16, the Company has the following outstanding equity based awards:

Stock options

The Company has a stock option plan ("the Stock Option Plan") that provides for the issuance of stock to employees, directors, or officers of the Company and any of its subsidiaries or affiliates, consultants, and management employees. On May 4, 2017, shareholders of the Company approved certain amendments to the Stock Option Plan, including changing the Stock Option Plan to a “rolling plan”. Accordingly, the aggregate number of common shares to be reserved for issuance in satisfaction of stock options granted pursuant to the Stock Option Plan and all other security based compensation plans must not exceed 5.5% of the common shares issued and outstanding (on a non-diluted basis) at the time of granting any stock options. In accordance with the terms of the Stock Option Plan: (i) the exercise price of a stock option granted shall be determined by the Company's Board but in any event, shall not be less than the closing price of the common shares trading on the TSX on the date of grant; (ii) stock options shall have a maximum term of five years; and (iii) will generally be terminated ninety days after a participant ceases to be an officer, director, employee or consultant of the Company.

During the years ended December 31, 2019 and 2018, the Company did not grant any stock options.

Changes in stock options during the years ended December 31, 2019 and 2018 were as follows:

	Year ended December 31, 2019		Year ended December 31, 2018
	Number of	Weighted average	Number of	Weighted average
	options	exercise price (C$)	options	exercise price (C$)
Balance, beginning of year	897,409	$5.02	1,499,315	$5.80
Exercised	(670,767)	5.21	(517,935)	6.70
Expired	(8,153)	5.72	(83,971)	8.44
Stock options outstanding, end of year	218,489	$4.44	897,409	$5.02
Stock options exercisable, end of year	218,489	$4.44	897,409	$5.02

Options are valued using the Black-Scholes option pricing model. Where relevant, the expected life used in the model has been adjusted based on management’s best estimate of the effects of non-transferability, exercise restrictions and behavioral considerations. Expected volatility is based on the historical share price volatility of the Company.

Stock Options Exercised

The following table outlines share options granted under the former stock option plans of Kirkland Lake Gold Inc. and St. Andrews Goldfields Ltd. that were exercised during the year ended December 31, 2019:

Grant price (C$)	Number of options exercised	Exercise dates	Weighted average closing share price at exercise date (C$)
$2.98 - $6.82	172,416	January 1, 2019 - March 31, 2019	$39.10
$3.42 - $6.82	334,679	April 1, 2019 - June 30, 2019	$49.24
$6.82	1,998	July 1, 2019 - September 30, 2019	$56.22
$4.95 - $6.82	161,674	October 1, 2019 - December 31, 2019	$59.43
	670,767		$48.69

The following table outlines share options granted under the former stock option plans of Kirkland Lake Gold Inc. and St. Andrews Goldfields Ltd. that were exercised during the year ended December 31, 2018:

Grant price (C$)	Number of options exercised	Exercise dates	Weighted average closing share price at exercise date (C$)
$2.85 - $15.11	266,499	January 1, 2018 - March 31, 2018	$19.57
$3.42 - $6.82	82,049	April 1, 2018 - June 30, 2018	$22.64
$3.42 - $6.82	4,630	July 1, 2018 - September 30, 2018	$27.15
$2.98 - $6.82	164,757	October 1, 2018 - December 31, 2018	$29.49
	517,935		$23.28

(ii)	Basic and diluted income per share

Basic and diluted income per share for the years ended December 31, 2019 and 2018 is calculated as shown in the table below. The diluted income per share for the years ended December 31, 2019 and 2018 includes the impact of certain outstanding options, PSUs and RSUs.

	Year ended December 31, 2019	Year ended December 31, 2018
Net earnings	$560,080	$273,943
Weighted average basic number of common shares outstanding (in '000s)	210,142	210,692
Basic earnings per share	$2.67	$1.30

Net earnings	560,080	273,943
Cash settling LTIP adjustment	1,450	—
Net earnings for diluted earnings	561,530	273,943
Weighted average diluted number of common shares outstanding (in '000s)	211,645	212,623
Diluted earnings per share	$2.65	$1.29

Weighted average diluted number of common shares for the years ended December 31, 2019 and 2018 is calculated as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Weighted average basic number of common shares outstanding (in '000s)	210,142	210,692
In the money shares - share options (in '000s)	450	905
Dilutive RSUs and PSUs (in '000s)	1,053	1,026
Weighted average diluted number of common shares outstanding	211,645	212,623
21. CAPITAL RISK MANAGEMENT

The Company manages its capital structure and makes adjustments to it to effectively support the acquisition, operation, exploration and development of mineral properties. In the definition of capital, the Company includes, as disclosed on its consolidated statement of financial position: share capital, reserves, accumulated other comprehensive income (loss) and retained earnings.

The Company’s capital at December 31, 2019 and 2018 is as follows:

As at	December 31, 2019	December 31, 2018
Share capital	$886,309	$923,964
Reserves	28,843	35,135
Accumulated other comprehensive income (loss)	14,571	(87,911)
Retained earnings	887,031	391,918
	$1,816,754	$1,263,106

The Company believes it has sufficient funds to finance its current operating, development and exploration expenditures. Longer term, the Company may pursue opportunities to raise additional capital through equity and or debt markets as it progresses with its properties and projects. The Company will continue to assess new properties and seek to acquire an interest in additional properties if it feels there is sufficient geologic or economic potential and if it has adequate financial resources to do so.

Management reviews its capital management approach on an ongoing basis and believes that its approach, given the relative size of the Company, is reasonable.

Neither the Company nor its subsidiaries are subject to any other externally imposed capital requirements.